Leases - Future minimum lease payments under capital leases (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Leases
Total minimum lease payments	¥ 46,188
Less: Amount representing interest	(27,508)
Present value of net lease payments	¥ 18,680